Leases (Details) - USD ($)	6 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Leases [Line Items]
Operating lease expenses	$ 2,208,699	$ 1,056,633
Minimum [Member]
Leases [Line Items]
Operating leases term	1 year
Maximum [Member]
Leases [Line Items]
Operating leases term	6 years